Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000161837 | Credo Technology Group Holding
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161837 | Bloom Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161837 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161837 | IonQ
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161837 | EchoStar
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161837 | Nextpower
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161837 | Kratos Defense & Security Solutions
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161837 | Guardant Health
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161837 | Hecla Mining
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161837 | Bridgebio Pharma
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161837 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000161837 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000161837 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000161837 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000161837 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000161837 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000161837 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000161837 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000161837 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161837 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000161838 | Credo Technology Group Holding
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161838 | Bloom Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000161838 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000161838 | IonQ
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161838 | EchoStar
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161838 | Nextpower
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161838 | Kratos Defense & Security Solutions
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161838 | Guardant Health
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161838 | Hecla Mining
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161838 | Bridgebio Pharma
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161838 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000161838 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000161838 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000161838 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000161838 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000161838 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000161838 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000161838 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000161838 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161838 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219329 | Credo Technology Group Holding
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219329 | Bloom Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219329 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219329 | IonQ
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219329 | EchoStar
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219329 | Nextpower
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219329 | Kratos Defense & Security Solutions
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219329 | Guardant Health
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219329 | Hecla Mining
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219329 | Bridgebio Pharma
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219329 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000219329 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000219329 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000219329 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000219329 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000219329 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219329 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219329 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219329 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.10%